Fees Summary	Jan. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,995,085,000
Previously Paid Amount	0
Total Fee Amount	305,447.51
Total Offset Amount	$ 0
Narrative Disclosure
The maximum aggregate amount of the securities to which the prospectus relates is $2,000,000,000. The maximum aggregate offering price of the securities to which the prospectus relates is $1,995,085,000. The prospectus is a final prospectus for the related offering.

Net Fee	$ 305,447.51
Narrative - Max Aggregate Offering Price	$ 1,995,085,000
Narrative - Max Aggregate Offering Amount	2,000,000,000
Final Prospectus	true